LOSSES PER SHARE (Schedule of earnings per share basic and diluted from discontinued operations) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Denominator:
Denominator used for loss per share	622,337,974	430,011,263	428,586,305
Numerator:
Net loss from discontinued operations attributable to ordinary shareholders	$ (8,921)	$ (8,779)	$ (20,009)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic loss per share	622,337,974	430,011,263	428,586,305
Denominator used for loss per share	622,337,974	430,011,263	428,586,305
Class B Ordinary shares [Member]
Numerator:
Allocation of net loss from discontinued operations attributable to BIT Mining Limited's ordinary shareholders used in calculating losses per ordinary share-basic		$ (18)	$ (1,517)
Denominator:
Denominator used for loss per share	99	847,093	33,229,132
Losses per share from discontinued operations - basic		$ (0.02)	$ (0.05)
Numerator:
Allocation of net loss from discontinued operations attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share- diluted		$ (18)	$ (1,517)
Net loss from discontinued operations attributable to ordinary shareholders		$ (18)	$ (1,517)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic loss per share	99	847,093	33,229,132
Conversion of Class B to Class A ordinary shares	0
Denominator used for loss per share	99	847,093	33,229,132
Losses per share from discontinued operations-diluted		$ (0.02)	$ (0.05)
Losses from discontinued operations per ADS:
Losses from discontinued operations per ADS - basic	$ 0	0	0
Losses from discontinued operations per ADS - diluted	$ 0	$ 0	$ 0
Class A Ordinary shares [Member]
Numerator:
Allocation of net loss from discontinued operations attributable to BIT Mining Limited's ordinary shareholders used in calculating losses per ordinary share-basic	$ (8,742)	$ (9,070)	$ (18,054)
Denominator:
Denominator used for loss per share	622,337,875	429,164,170	395,357,173
Losses per share from discontinued operations - basic	$ (0.01)	$ (0.02)	$ (0.05)
Numerator:
Allocation of net loss from discontinued operations attributable to BIT Mining Limited's ordinary shareholders used in calculating loss per ordinary share- diluted	$ (8,742)	$ (9,070)	$ (18,054)
Reallocation of net loss from discontinued operations attributable to BIT Mining Limited's ordinary shareholders as a result of conversion of Class B to Class A shares		(18)	(1,517)
Net loss from discontinued operations attributable to ordinary shareholders	$ (8,742)	$ (9,088)	$ (19,571)
Denominator:
Weighted average number of ordinary shares outstanding used in calculating basic loss per share	622,337,875	429,164,170	395,357,173
Conversion of Class B to Class A ordinary shares	99	847,093	33,229,132
Denominator used for loss per share	622,337,974	430,011,263	428,586,305
Losses per share from discontinued operations-diluted	$ (0.01)	$ (0.02)	$ (0.05)
Losses from discontinued operations per ADS:
Denominator used for income per ADS - basic	62,233,788	42,916,417	39,535,717
Denominator used for loss per ADS - diluted	62,233,797	43,001,126	42,858,631
Losses from discontinued operations per ADS - basic	$ (0.14)	$ (0.21)	$ (0.46)
Losses from discontinued operations per ADS - diluted	$ (0.14)	$ (0.21)	$ (0.46)